Redeemable Convertible Preferred Units and Equity (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Units
Temporary Equity [Line Items]
Units Outstanding		267,688,000	264,310,000
Series A
Temporary Equity [Line Items]
Units Outstanding		33,107,000	30,000,000
Series B
Temporary Equity [Line Items]
Units Outstanding		69,933,000	69,933,000
Series B-2
Temporary Equity [Line Items]
Units Outstanding		32,000,000	32,000,000
Series C
Temporary Equity [Line Items]
Units Outstanding		95,686,000	95,686,000
Series C-1
Temporary Equity [Line Items]
Units Outstanding		28,256,000	27,985,000
Series C-2
Temporary Equity [Line Items]
Units Outstanding		8,706,000	8,706,000
Vacasa Holdings LLC
Temporary Equity [Line Items]
Units Authorized	744,886,638	744,886,638	294,616,251
Units Issued	267,688,054	267,688,054	264,310,388
Units Outstanding	267,688,054	267,688,054	264,310,388
Net Carrying Value	$ 1,198,080,000	$ 771,979,000	$ 565,005,000
Aggregate liquidation preference	$ 593,463	$ 572,011	$ 544,773,000
Vacasa Holdings LLC | Redeemable Convertible Preferred Units
Temporary Equity [Line Items]
Units Authorized	744,887,000	744,887,000	294,616,000
Units Issued	267,688,000	267,688,000	264,310,000
Units Outstanding	267,688,000	267,688,000
Net Carrying Value	$ 1,198,080,000	$ 771,979,000	$ 565,005,000
Aggregate liquidation preference	$ 593,463,000	$ 572,011,000	$ 544,773,000
Vacasa Holdings LLC | Series A
Temporary Equity [Line Items]
Units Authorized	35,000,000	35,000,000	35,000,000
Units Issued	33,107,000	33,107,000	30,000,000
Units Outstanding	33,107,000	33,107,000
Issuance Price Per Unit	$ 1.00	$ 1.00	$ 1.00
Net Carrying Value	$ 111,688,000	$ 68,334,000	$ 42,143,000
Aggregate liquidation preference	$ 39,724,000	$ 38,288,000	$ 36,465,000
Vacasa Holdings LLC | Series B
Temporary Equity [Line Items]
Units Authorized	69,933,000	69,933,000	69,933,000
Units Issued	69,933,000	69,933,000	69,933,000
Units Outstanding	69,933,000	69,933,000
Issuance Price Per Unit	$ 1.48	$ 1.48	$ 1.48
Net Carrying Value	$ 278,827,000	$ 175,416,000	$ 124,325,000
Aggregate liquidation preference	$ 125,755,000	$ 121,209,000	$ 115,437,000
Vacasa Holdings LLC | Series B-2
Temporary Equity [Line Items]
Units Authorized	47,000,000	47,000,000	47,000,000
Units Issued	32,000,000	32,000,000	32,000,000
Units Outstanding	32,000,000	32,000,000
Issuance Price Per Unit	$ 2.00	$ 2.00	$ 2.00
Net Carrying Value	$ 145,965,000	$ 94,261,000	$ 69,701,000
Aggregate liquidation preference	$ 74,139,000	$ 71,459,000	$ 68,056,000
Vacasa Holdings LLC | Series C
Temporary Equity [Line Items]
Units Authorized	105,992,000	105,992,000	105,992,000
Units Issued	95,686,000	95,686,000	95,686,000
Units Outstanding	95,686,000	95,686,000
Issuance Price Per Unit	$ 2.64	$ 2.64	$ 2.64
Net Carrying Value	$ 498,036,000	$ 330,071,000	$ 255,164,000
Aggregate liquidation preference	$ 277,970,000	$ 267,922,000	$ 255,164,000
Vacasa Holdings LLC | Series C-1
Temporary Equity [Line Items]
Units Authorized	28,256,000	28,256,000	27,985,000
Units Issued	28,256,000	28,256,000	27,985,000
Units Outstanding	28,256,000	28,256,000
Issuance Price Per Unit	$ 1.85	$ 1.85	$ 1.85
Net Carrying Value	$ 124,083,000	$ 78,656,000	$ 55,458,000
Aggregate liquidation preference	$ 56,907,000	$ 54,850,000	$ 52,239,000
Vacasa Holdings LLC | Series C-2
Temporary Equity [Line Items]
Units Authorized	8,706,000	8,706,000	8,706,000
Units Issued	8,706,000	8,706,000	8,706,000
Units Outstanding	8,706,000	8,706,000
Issuance Price Per Unit	$ 1.98	$ 1.98	$ 1.98
Net Carrying Value	$ 39,481,000	$ 25,241,000	$ 18,214,000
Aggregate liquidation preference	$ 18,968,000	$ 18,283,000	$ 17,412,000
Vacasa Holdings LLC | Series D-1
Temporary Equity [Line Items]
Units Authorized	150,000,000	150,000,000
Units Issued		0
Units Outstanding		0
Vacasa Holdings LLC | Series D-2
Temporary Equity [Line Items]
Units Authorized	300,000,000	300,000,000
Units Issued		0
Units Outstanding		0